2. COMMITMENTS	12 Months Ended
Jun. 30, 2014
Commitments and Contingencies Disclosure [Abstract]
2. COMMITMENTS

(a)           Related Party Transactions

The Company leases its main Gardner facility from a corporation owned by Mr. Richard E. Forkey, who resigned from our board of directors on July 9, 2014, but continues to be involved with our Company as the Founder and Chairman Emeritus. The Company is currently a tenant-at-will, paying rent of $9,000 per month. Total rent expense paid or accrued to such related party was $108,000 in each of fiscal years 2014 and 2013, and is included in the Company’s accompanying consolidated statements of operations.

On September 28, 2012, the Company closed on agreements with investors for the sale and purchase of units consisting of an aggregate of (i) 2,777,795 shares of common stock, and (ii) warrants to purchase an aggregate of 1,944,475 shares of common stock, at a per unit price of $0.90. Each unit consisted of one share of common stock and 70% warrant coverage. The warrants have an exercise price of $1.25 per share, subject to adjustment and a call provision if certain market price targets are reached, expire five years from September 28, 2012, and are exercisable in whole or in part, at any time prior to expiration. The Company received $2.5 million in gross proceeds from the offering.

Certain of the Company’s directors and officers participated in the offering on the same terms as the other investors and purchased a total aggregate amount of approximately $80,000 of units in the offering, in such amounts as follows:

Name of Purchaser	Company Affiliation	Securities Purchased in Offering		Unit Price	Subscription Amount
		Shares of Common Stock	Warrants
Forkey, Richard E.	Director	27,778	19,445	$0.90	$25,000.20
Joseph N. Forkey and Heather C. Forkey JTTEN	Chairman of the Board, Chief Executive Officer, President, and Treasurer	22,223	15,557	$0.90	$20,000.70
Major, Donald A.	Executive Vice President for Corporate Development and Director	27,778	19,445	$0.90	$25,000.20
Miles, Richard	Director	11,112	7,779	$0.90	$10,000.80

On February 12, 2013, the Company entered into a settlement agreement with one of its directors and stockholders, Joel Pitlor (the “Pitlor Settlement Agreement”). Under the terms of the Pitlor Settlement Agreement, the Company issued 10,000 shares of common stock and warrants to purchase 10,000 shares of common stock as payment in full of any amounts due to Mr. Pitlor under the registration rights agreement the Company entered into with Mr. Pitlor, and other parties, on February 1, 2007. The warrants issued in connection with the Pitlor Settlement Agreement have an exercise price of $1.50 per share, subject to adjustment, expire three years from February 12, 2013, and are exercisable in whole or in part, at any time prior to expiration. The Company valued the securities issued to Mr. Pitlor at $17,000.

Transactions with Stockholders Known by the Company to Own 5% or More of the Company’s Common Stock

Special Situations Fund III QP, L.P. and Special Situations Private Equity Fund, L.P.

On June 25, 2008, the Company entered into a purchase agreement, as amended on December 11, 2008, with Special Situations Fund III QP, L.P., Special Situations Private Equity Fund, L.P., and other accredited investors pursuant to which it sold a total of $600,000 of 10% Senior Secured Convertible Notes, referred to as the “Notes,” that are convertible into a total of 480,000 shares of common stock at a conversion rate of $1.25. The Company also issued warrants to purchase a total of 316,800 shares of common stock at an exercise price of $1.75 per share, referred to as the “Warrants.” Interest accrued on the Notes at a rate of 10% per year and was payable in cash upon the earlier of conversion or maturity of the Notes. The original maturity of the Notes was June 25, 2010 and the original expiration date of the Warrants was June 25, 2015, subject to extension. By mutual agreement with the Company, Special Situations Fund III QP, L.P. and Special Situations Private Equity Fund, L.P. agreed to amend its Notes on December 11, 2008, June 25, 2010, July 26, 2010, September 15, 2010, October 15, 2010, November 15, 2010, November 30, 2010, December 1, 2010, December 3, 2010, December 17, 2010, January 10, 2011, January 24, 2011, February 7, 2011, February 25, 2011, March 11, 2011, March 31, 2011, April 14, 2011, April 29, 2011, May 13, 2011, June 3, 2011, June 28, 2011, July 6, 2011, July 20, 2011, July 25, 2011, July 27, 2011, August 31, 2011, September 30, 2011, and October 31, 2011 to extend the “Stated Maturity Date” of the Notes. At the time of each of the amendments of the Notes, Special Situations Fund III QP, L.P. and Special Situations Private Equity Fund, L.P. owned over 5% of the Company’s common stock. Pursuant to the terms of the settlement agreement entered into with Special Situations Fund III QP, L.P. and Special Situations Private Equity Fund, L.P. on February 12, 2013 (as discussed in further detail below), the expiration date of the Warrants held by Special Situations Fund III QP, L.P. and Special Situations Private Equity Fund, L.P. was amended from June 25, 2015 to May 11, 2017. The exercise price of the Warrants may be adjusted downward in the event the Company issues shares of common stock or securities convertible into common stock at a price lower than the exercise price of the Warrants at the time of issuance. On December 15, 2011, the Company repaid Special Situations Fund III QP, L.P. a principal repayment of $275,000 and accrued interest of $95,486, for a total payment of $370,486. On December 15, 2011, the Company repaid Special Situations Private Equity Fund, L.P. a principal repayment of $275,000 and accrued interest of $95,486, for a total payment of $370,486. The Notes held by Special Situations Fund III QP, L.P. and Special Situations Private Equity Fund, L.P. have been satisfied in full and the obligations thereunder have been terminated. The Company registered the shares and the shares underlying the Warrants purchased by Special Situations Fund III QP, L.P. and Special Situations Private Equity Fund, L.P. in the June 2008 private placement in a registration statement that is currently effective.

In the Company’s private placement of common stock and warrants on September 28, 2012, Special Situations Fund III QP, L.P. purchased 611,112 shares of common stock, and warrants to purchase up to 427,779 shares of common stock at an exercise price of $1.25 per share, subject to adjustment and a call provision if certain market price targets are reached, and an expiration date of September 28, 2017. At the time of the transaction, Special Situations Fund III QP, L.P. owned 5% or more of the Company’s common stock. The Company registered the shares and the shares underlying the warrants purchased by Special Situations Fund III QP, L.P. in the September 2012 private placement in a registration statement that is currently effective.

On February 12, 2013, the Company entered into a settlement agreement with Special Situations Fund III QP, L.P. and Special Situations Private Equity Fund, L.P. Under the terms of the settlement agreement, the Company agreed to: (a) issue an aggregate of (i) 350,000 shares of common stock, and (ii) warrants to purchase an aggregate of 350,000 shares of common stock, and (b) amend the expiration date of the warrants issued to Special Situations Fund III QP, L.P. and Special Situations Private Equity Fund, L.P. in conjunction with the Company’s June 25, 2008 private placement (the “2008 Warrants”), as payment in full of the alleged damages sought by Special Situations Fund III QP, L.P. and Special Situations Private Equity Fund, L.P. The expiration date of the 2008 Warrants was amended from June 25, 2015 to May 11, 2017. The warrants issued in connection with the settlement agreement have an exercise price of $1.50 per share, subject to adjustment, expire three years from February 12, 2013, and are exercisable in whole or in part, at any time prior to expiration. The Company valued the securities issued to Special Situations Fund III QP, L.P. and Special Situations Private Equity Fund, L.P. at $595,000. At the time of the transaction, Special Situations Fund III QP, L.P. and Special Situations Private Equity Fund, L.P. owned more than 5% of the Company’s common stock.

Arnold Schumsky

On June 25, 2008, the Company entered into a purchase agreement, as amended on December 11, 2008, with Mr. Arnold Schumsky and other accredited investors pursuant to which it sold a total of $600,000 of 10% Senior Secured Convertible Notes, referred to as the “Notes,” that are convertible into a total of 480,000 shares of common stock at a conversion rate of $1.25. The Company also issued warrants to purchase a total of 316,800 shares of common stock at an exercise price of $1.75 per share, referred to as the “Warrants.” Interest accrued on the Notes at a rate of 10% per year and was payable in cash upon the earlier of conversion or maturity of the Notes. The original maturity of the Notes was June 25, 2010 and the original expiration date of the Warrants was June 25, 2015, subject to extension. By mutual agreement with the Company, Mr. Schumsky agreed to amend his Note on December 11, 2008, June 25, 2010, July 26, 2010, September 15, 2010, October 15, 2010, November 15, 2010, November 30, 2010, December 1, 2010, December 3, 2010, December 17, 2010, January 10, 2011, January 24, 2011, February 7, 2011, February 25, 2011, March 11, 2011, March 31, 2011, April 15, 2011, April 29, 2011, May 13, 2011, June 3, 2011, June 28, 2011, July 6, 2011, July 20, 2011, July 25, 2011, July 27, 2011, August 31, 2011, September 30, 2011, October 31, 2011, December 15, 2011, and January 31, 2012 to extend the “Stated Maturity Date.” On March 31, 2012, Mr. Schumsky further amended his Note to extend the “Stated Maturity Date” of the principal to July 31, 2012 and to modify the Note such that all accrued and unpaid interest on the Note up to and including March 31, 2012 shall be due on or before April 13, 2012, on the condition that the Company issue to him a warrant for 5,000 shares of common stock with an exercise price of $1.20 per share and a term of three years. On April 13, 2012, the Company repaid Mr. Schumsky a payment of the accrued interest of $18,819, and such payment included all accrued and unpaid interest on the Note up to and including March 31, 2012. On May 8, 2012, the Company issued Mr. Schumsky the warrant according to the terms described in the amended Note. On July 31, 2012, Mr. Schumsky further amended his Note to extend the “Stated Maturity Date” of the principal to August 31, 2012. On August 31, 2012, Mr. Schumsky further amended his Note to extend the “Stated Maturity Date” of the principal to September 30, 2012. On September 28, 2012, the Company repaid Mr. Schumsky the outstanding and accrued interest of $2,500 due under his Note and such payment satisfied its obligations in regards to the accrued interest due on the Note in full. On that same date, Mr. Schumsky presented the outstanding principal balance of the Note to the Company and agreed to exchange the $50,000 principal balance of his Note for participation in the Company’s September 2012 private placement and was awarded units consisting of 55,555 shares of common stock and 38,889 warrants upon the same terms as the units sold in the September 2012 private placement. Accordingly, the Note held by Mr. Schumsky has been satisfied in full and the obligations thereunder have been terminated. At the time of each of the amendments and the 2012 transactions, Mr. Schumsky owned 5% or more of the Company’s stock. The Company registered the shares and the shares underlying the Warrants purchased by Mr. Schumsky in the June 2008 private placement in a registration statement that is currently effective.

On September 28, 2012, Mr. Schumsky presented the outstanding principal balance of his Note to the Company and agreed to exchange the $50,000 principal balance of his Note for participation in the Company’s September 2012 private placement. Mr. Schumsky was issued units consisting of 55,555 shares of common stock and warrants to purchase up to 38,889 shares of common stock at an exercise price of $1.25 per share, subject to adjustment and a call provision if certain market price targets are reached, and an expiration date of September 28, 2017. On September 28, 2012, Mr. Schumsky also purchased additional shares in the private placement consisting of 27,779 shares of common stock, and warrants to purchase up to 19,445 shares of common stock at an exercise price of $1.25 per share, subject to adjustment and a call provision if certain market price targets are reached, and an expiration date of September 28, 2017. At the time of the exchange and transaction, Mr. Schumsky owned 5% or more of the Company’s stock. The Company registered the shares and the shares underlying the warrants purchased by Mr. Schumsky in the September 2012 private placement in a registration statement that is currently effective.

On February 12, 2013, the Company entered into a settlement agreement with Mr. Schumsky (the “Schumsky Settlement Agreement”). Under the terms of the Schumsky Settlement Agreement, the Company issued 10,000 shares of common stock and warrants to purchase 10,000 shares of common stock as payment in full of any amounts due to Mr. Schumsky under the registration rights agreement the Company entered into with Mr. Schumsky, and other parties, on February 1, 2007 and under the registration rights agreement the Company entered into with Mr. Schumsky, and other parties, on June 25, 2008. The warrants issued in connection with the Schumsky Settlement Agreement have an exercise price of $1.50 per share, subject to adjustment, expire three years from February 12, 2013, and are exercisable in whole or in part, at any time prior to expiration. The Company valued the securities issued to Mr. Schumsky at $17,000. At the time of the transaction, Mr. Schumsky owned 5% or more of the Company’s stock.

On July 1 through July 7, 2014, the Company closed agreements with institutional and accredited investors for the sale and purchase of 1,717,152 shares of our common stock, $0.01 par value at a purchase price of $0.60 per share. Pursuant to this transaction, Mr. Schumsky purchased 83,343 shares of the Company’s common stock. In conjunction with the placement, the Company also entered into a registration rights agreement with the Investors, whereby the Company was obligated to file a registration statement with the Securities Exchange Commission on or before forty-five calendar days after July 1, 2014 to register the resale by the investors of the 1,717,152 shares of the common stock purchased in the placement. Subsequent to the agreement, the parties agreed to extend the time period by which the Company is obligated to file a registration statement with the Securities Exchange Commission.

MHW Partners, LP

On July 1 through July 7, 2014, the Company closed agreements with institutional and accredited investors for the sale and purchase of 1,717,152 shares of our common stock, $0.01 par value at a purchase price of $0.60 per share. Pursuant to this transaction, MHW Partners purchased 125,000 shares of the Company’s common stock. In conjunction with the placement, the Company also entered into a registration rights agreement with the Investors, whereby the Company was obligated to file a registration statement with the Securities Exchange Commission on or before forty-five calendar days after July 1, 2014 to register the resale by the investors of the 1,717,152 shares of the common stock purchased in the placement. Subsequent to the agreement, the parties agreed to extend the time period by which the Company is obligated to file a registration statement with the Securities Exchange Commission.

At the time of the transaction, MHW was a holder of more than 5% of the Company’s securities. Mr. Woodward is the principal of MHW Capital Management, LLC and MHW Capital, LLC and in such capacity, Mr. Woodward holds the power to vote and direct the disposition of all shares of common stock owned by MHW Partners, LP. Pursuant to the transaction described above, Mr. Woodward was subsequently appointed as Chairman of the Company’s Board of Directors on July 9, 2014.

(b)           Operating Lease Commitments

The Company has entered into operating leases for its office space and equipment that expire at various dates through fiscal year 2017. Total future minimum rental payments under all non-cancelable operating leases are $13,178 in fiscal year 2015 and $776 in each of the two fiscal years thereafter.

Rent expense on operating leases, excluding the related party rent described above, was $68,232 and $64,627 for the years ended June 30, 2014 and 2013, respectively.